Non-Consolidated Variable Interest Entities (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EMT Asia Co, Ltd [Member]
Non-Consolidated Variable Interest Entities [Line Items]
Advance payments	$ 1.9
Related Party Transactions [Member]
Non-Consolidated Variable Interest Entities [Line Items]
Advance payments	$ 1.9